Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31,	December 31,
	2022	2021
Payroll and related costs	$656	$1,714
Professional and consulting fees	789	940
Other research and development costs	593	156
Interest payable	94	116
Other	232	460
Accrued expenses and other current liabilities	$2,364	$3,386